Annual Total Returns [BarChart] - Dodge & Cox Income Fund - Dodge & Cox Income Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	4.76%
Annual Return 2012	7.94%
Annual Return 2013	0.64%
Annual Return 2014	5.48%
Annual Return 2015	(0.59%)
Annual Return 2016	5.62%
Annual Return 2017	4.36%
Annual Return 2018	(0.31%)
Annual Return 2019	9.73%
Annual Return 2020	9.45%